Provisions - Schedule of actuarial assumptions used to calculate defined benefit obligations (Details) - Spain	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Annual discount rate	3.75%	3.00%
Post-employment plans
Disclosure of net defined benefit liability (asset) [line items]
Annual discount rate	3.75%	3.00%	3.35%
Cumulative annual CPI growth	2.00%	2.00%	2.00%
Annual salary increase rate	1.25%	1.25%	1.25%
Annual social security pension increase rate	2.12%	2.12%	2.12%
Other long term employee benefits
Disclosure of net defined benefit liability (asset) [line items]
Annual discount rate	3.75%	3.00%	3.35%
Cumulative annual CPI growth	2.00%	2.00%	2.00%
Annual benefit increase rate	0.00%	0.00%	0.00%